UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10135
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Waddell & Reed Advisors Select Funds, Inc.
----------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
-----------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2006

Waddell & Reed Advisors Dividend Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Value Fund

3	President's Letter
5	Illustration of Fund Expenses
8	Dividend Income Fund
21	Energy Fund
33	Value Fund
47	Notes to Financial Statements
57	Report of Independent Registered Public Accounting Firm
58	Renewal of Investment Management Agreement
62	Proxy Voting Information
62	Quarterly Portfolio Schedule Information
62	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Select Funds, Inc. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Select Funds, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2006

DEAR SHAREHOLDER:

More than half of the first decade of the 21st century is now history. We feel times are better than most realize, and we are pleased to report that stock markets around the globe generally provided excellent returns since June 30. Bond markets also provided solid returns. Concerns regarding inflation, energy prices, housing weakness and negative geopolitical developments all failed to prove problematic.

Enclosed is our report on your Fund's operations for the six months ended December 31, 2006. Over the period, the S&P 500 Index advanced 11.7 percent, led by an 18.4 percent rise in telecommunications stocks. Energy stocks were volatile as the price of oil fell sharply this past summer, but still finished the six-month period with a gain of 6.7 percent.

Good news overpowered investor anxiety

There was much fear and anxiety in global stock and bond markets in early summer as gasoline prices spiked. Doubts persisted about the strength of U.S. corporate earnings and the Federal Reserve Board's new chairman's policy intentions. However, by early autumn, negative investor sentiment dissipated and energy prices receded. Investors benefited from a significant amount of good news, including:

  the Federal Reserve stopped raising short-term interest rates oil prices dropped more than $20 a barrel
  corporate profits growth remained strong
  global merger and acquisition activity became brisk and
  geopolitical issues lessened somewhat.

Over the longer term, we think the cost of energy is on an upward path. We feel there's just too much long-term global demand relative to known reserves, especially in rapidly growing countries such as China and India. Also, our appetite for hydrocarbons in the U.S. remains voracious. Global weather patterns were calmer in 2006, but we feel there are still long-term risks to oil and gas supplies from the wrath of both nature and political extremism.

Beginning with this report period, we have added a new Economic Snapshot chart that highlights some selected U.S. economic indicators. As you can see, there's much to be thankful for, as well as a strong case for optimism about the future. Compared to six months earlier, a smaller percentage of people in the U.S. are unemployed. Oil prices and overall inflation are lower. The cost of financing a home is lower and overall economic growth is healthy.

Economic Snapshot
	12/31/06	6/30/06

U.S. unemployment rate	4.50%	4.60%
Inflation (U.S. Consumer Price Index)	2.50%	4.30%
U.S. GDP	3.50%	3.50%
30-year fixed mortgage rate	6.16%	6.78%
Oil price per barrel	$61.05	$73.93

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

We believe the potential for continued global economic growth is just as good. Since 2002, profits for companies in the S&P 500 are up significantly more than are S&P 500 share prices. Stock valuations generally appear reasonable in our opinion, especially given low current U.S. interest rate levels. We see a solid path ahead for diversified investors in 2007. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your long-term financial future.

Our seven decades of expertise

In 2007, we mark our organization's 70th anniversary. Born during a U.S. recession, we launched our first Waddell & Reed Advisors fund three years later. With nearly 900 employees at our expanding Kansas City area home office, and a network of financial advisors nationwide, we have deep resources focused on helping you achieve your long-term financial goals. As investment managers, we are committed to offering you a financial planning philosophy that emphasizes participation in positive markets as well as an effort to manage against risk. In an effort to accomplish this, we have a research culture focused on fundamental excellence.

Thank you for your continued confidence in us as long-term stewards of your investments.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Select Funds, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2006.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dividend Income Fund Expenses
For the Six Months Ended December 31, 2006	Beginning Account Value 6-30-06	Ending Account Value 12-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,066.50	1.26%	$6.51
Class B	1,000	1,061.70	2.19	11.44
Class C	1,000	1,062.10	2.13	11.03
Class Y	1,000	1,068.90	0.93	4.86
Based on 5% Return (2)
Class A	$1,000	$1,018.88	1.26%	$6.36
Class B	1,000	1.014.16	2.19	11.18
Class C	1,000	1,014.48	2.13	10.78
Class Y	1,000	1,020.51	0.93	4.75

See footnotes on page 7.

Energy Fund Expenses
For the Six Months Ended December 31, 2006	Beginning Account Value 6-30-06	Ending Account Value 12-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$968.40	1.77%	$8.76
Class B	1,000	964.40	2.76	13.65
Class C	1,000	965.40	2.55	12.58
Class Y	1,000	971.30	1.27	6.31
Based on 5% Return (2)
Class A	$1,000	$1,016.27	1.77%	$8.97
Class B	1,000	1,011.31	2.76	13.98
Class C	1,000	1,012.38	2.55	12.88
Class Y	1,000	1,018.79	1.27	6.46

Value Fund Expenses
For the Six Months Ended December 31, 2006	Beginning Account Value 6-30-06	Ending Account Value 12-31-06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return (1)
Class A	$1,000	$1,135.10	1.33%	$7.15
Class B	1,000	1,130.10	2.26	12.14
Class C	1,000	1,130.10	2.23	12.04
Class Y	1,000	1,137.80	0.92	4.92
Based on 5% Return (2)
Class A	$1,000	$1,018.49	1.33%	$6.76
Class B	1,000	1,013.83	2.26	11.48
Class C	1,000	1,013.95	2.23	11.38
Class Y	1,000	1,020.57	0.92	4.65

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2006, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME FUND
Portfolio Highlights

On December 31, 2006, Waddell & Reed Advisors Dividend Income Fund had net assets totaling $521,271,275 invested in a diversified portfolio of:

86.68%	Domestic Common Stocks
8.64%	Foreign Common Stocks
4.68%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2006, your Fund owned:

Financial Services Stocks	$18.44
Energy Stocks	$16.60
Consumer Nondurables Stocks	$9.05
Technology Stocks	$7.79
Capital Goods Stocks	$7.52
Utilities Stocks	$7.46
Multi-Industry Stocks	$6.86
Raw Materials Stocks	$6.29
Cash and Cash Equivalents	$4.68
Shelter Stocks	$4.11
Health Care Stocks	$3.80
Consumer Services Stocks	$3.02
Transportation Stocks	$2.92
Retail Stocks	$1.46

The Investments of Dividend Income Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 4.21%
Boeing Company (The)	127,350	$11,313,774
Goodrich Corporation	120,750	5,500,162
Raytheon Company	96,700	5,105,760
		21,919,696
Banks - 3.36%
Bank of America Corporation	223,000	11,905,970
Mellon Financial Corporation	63,100	2,659,665
Wells Fargo & Company	83,500	2,969,260
		17,534,895
Beverages - 2.76%
Diageo plc, ADR	113,700	9,017,547
PepsiCo, Inc.	85,800	5,366,790
		14,384,337
Capital Equipment - 3.81%
Caterpillar Inc.	74,500	4,569,085
Deere & Company	160,950	15,301,516
		19,870,601
Chemicals - Petroleum and Inorganic - 3.57%
E.I. du Pont de Nemours and Company	120,300	5,859,813
Monsanto Company	130,450	6,852,538
UAP Holding Corp.	234,300	5,896,160
		18,608,511
Chemicals - Specialty - 1.62%
Air Products and Chemicals, Inc.	120,300	8,454,684

Computers - Peripherals - 2.76%
Microsoft Corporation	173,000	5,164,915
SAP Aktiengesellschaft, ADR	173,600	9,218,160
		14,383,075
Electrical Equipment - 0.46%
Emerson Electric Co.	54,700	2,410,629

Electronic Components - 0.82%
Microchip Technology Incorporated	130,600	4,268,661

Finance Companies - 1.73%
SLM Corporation	184,503	8,998,211
Health Care - Drugs - 1.59%
Novartis AG, ADR	39,800	2,286,112
Pfizer Inc.	230,700	5,975,130
		8,261,242
Health Care - General - 1.03%
Johnson & Johnson	81,600	5,387,232

Hospital Supply and Management - 1.18%
Medtronic, Inc.	115,050	6,156,325

Hotels and Gaming - 3.02%
Harrah's Entertainment, Inc.	73,400	6,071,648
Starwood Hotels & Resorts Worldwide, Inc.	154,300	9,643,750
		15,715,398
Household - General Products - 5.02%
Colgate-Palmolive Company	160,050	10,441,662
Fortune Brands, Inc.	62,500	5,336,875
Procter & Gamble Company (The)	161,600	10,386,032
		26,164,569
Insurance - Life - 1.00%
Aflac Incorporated	113,250	5,209,500

Insurance - Property and Casualty - 3.31%
ACE Limited	41,400	2,507,598
Allstate Corporation (The)	97,700	6,361,247
Everest Re Group, Ltd.	23,600	2,315,396
St. Paul Companies, Inc. (The)	113,050	6,069,655
		17,253,896
Metal Fabrication - 1.20%
Loews Corporation, Carolina Group	96,400	6,239,008

Mining - 1.10%
Phelps Dodge Corporation	26,600	3,184,552
Rio Tinto plc, ADR	12,000	2,549,880
		5,734,432
Multiple Industry - 6.86%
3M Company	52,200	4,067,946
Altria Group, Inc.	162,000	13,902,840
General Electric Company	409,500	15,237,495
NYMEX Holdings, Inc.*	20,650	2,560,807
		35,769,088
Non-Residential Construction - 2.05%
Fluor Corporation	130,950	10,692,067

Petroleum - International - 6.19%
Anadarko Petroleum Corporation	167,100	7,272,192
Apache Corporation	50,400	3,352,104
BP p.l.c., ADR	51,550	3,459,005
Exxon Mobil Corporation	203,000	15,555,890
Marathon Oil Corporation	28,550	2,640,875
		32,280,066
Petroleum - Services - 10.41%
BJ Services Company	146,650	4,299,778
Baker Hughes Incorporated	155,750	11,628,295
Grant Prideco, Inc.*	88,150	3,505,725
National Oilwell Varco, Inc.*	84,950	5,197,241
Schlumberger Limited	240,900	15,215,244
Transocean Inc.*	66,050	5,342,785
Valero GP Holdings, LLC	212,900	5,284,178
Weatherford International Ltd.*	91,050	3,804,980
		54,278,226
Railroad - 1.41%
Burlington Northern Santa Fe Corporation	30,100	2,221,681
Union Pacific Corporation	55,800	5,134,716
		7,356,397
Real Estate Investment Trust - 4.11%
Douglas Emmett, Inc.*	145,000	3,855,550
Host Hotels & Resorts, Inc.	164,837	4,046,748
ProLogis	85,050	5,168,489
Simon Property Group, Inc.	82,200	8,326,038
		21,396,825
Restaurants - 1.01%
McDonald's Corporation	118,250	5,242,022

Retail - General Merchandise - 0.45%
Federated Department Stores, Inc.	61,880	2,359,484

Security and Commodity Brokers - 9.04%
AllianceBernstein Holding L.P.	197,850	15,907,140
Chicago Mercantile Exchange Holdings Inc.	29,800	15,190,550
J.P. Morgan Chase & Co.	223,932	10,815,916
UBS AG	86,350	5,209,496
		47,123,102
Tobacco - 1.27%
Reynolds American Inc.	101,400	6,638,658

Trucking and Shipping - 1.51%
United Parcel Service, Inc., Class B	105,050	7,876,649

Utilities - Electric - 1.84%
Dominion Resources, Inc.	56,200	4,711,808
NRG Energy, Inc.*	87,550	4,903,676
		9,615,484
Utilities - Gas and Pipeline - 2.26%
Enbridge Inc.	136,450	4,693,880
Kinder Morgan, Inc.	66,900	7,074,675
		11,768,555
Utilities - Telephone - 3.36%
BellSouth Corporation	103,200	4,861,752
Iowa Telecommunications Services, Inc.	315,700	6,222,447
Windstream Corporation	453,400	6,447,348
		17,531,547

TOTAL COMMON STOCKS - 95.32%		$496,883,072

(Cost: $393,364,790)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.44%
Alcoa Incorporated,
5.31%, 1-2-07	$2,278	2,277,664

Household - General Products - 1.91%
Procter & Gamble Company (The),
5.27%, 1-10-07	10,000	9,986,825

Security and Commodity Brokers - 0.58%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.31%, 1-2-07	3,000	2,999,557

Utilities - Gas and Pipeline - 1.44%
Michigan Consolidated Gas Co.,
5.36%, 1-3-07	$7,500	7,497,767

TOTAL SHORT-TERM SECURITIES - 4.37%		$22,761,813

(Cost: $22,761,813)

TOTAL INVESTMENT SECURITIES - 99.69%		$519,644,885

(Cost: $416,126,603)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.31%		1,626,390

NET ASSETS - 100.00%		$521,271,275

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No income dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      DIVIDEND INCOME FUND
      December 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $416,127) (Notes 1 and 3)	$519,645
Cash	2,627
Receivables:
Fund shares sold	1,613
Dividends and interest	1,048
Prepaid and other assets	35

Total assets	524,968

LIABILITIES
Payable for investment securities purchased	2,627
Payable to Fund shareholders	774
Accrued shareholder servicing (Note 2)	116
Accrued service fee (Note 2)	94
Accrued management fee (Note 2)	30
Accrued accounting services fee (Note 2)	12
Accrued distribution fee (Note 2)	6
Other	38

Total liabilities	3,697

Total net assets	$521,271

NET ASSETS
$0.001 par value capital stock:
Capital stock	$34
Additional paid-in capital	414,941
Accumulated undistributed income:
Accumulated undistributed net investment income	157
Accumulated undistributed net realized gain on investment transactions	2,621
Net unrealized appreciation in value of investments	103,518

Net assets applicable to outstanding units of capital	$521,271

Net asset value per share (net assets divided by shares outstanding):
Class A	$15.39
Class B	$15.34
Class C	$15.34
Class Y	$15.40
Capital shares outstanding:
Class A	29,880
Class B	1,737
Class C	1,379
Class Y	878
Capital shares authorized	330,000

See Notes to Financial Statements.

Statement of Operations
      DIVIDEND INCOME FUND
      For the Six Months Ended December 31, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $10)	$4,910
Interest and amortization	1,372

Total income	6,282

Expenses (Note 2):
Investment management fee	1,613
Service fee:
Class A	496
Class B	30
Class C	24
Shareholder servicing:
Class A	445
Class B	48
Class C	32
Class Y	9
Distribution fee:
Class A	11
Class B	90
Class C	72
Accounting services fee	67
Legal fees	13
Audit fees	9
Custodian fees	6
Other	107

Total expenses	3,072

Net investment income	3,210

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	3,642
Unrealized appreciation in value of investments during the period	23,812

Net gain on investments	27,454

Net increase in net assets resulting from operations	$30,664

See Notes to Financial Statements.

Statement of Changes in Net Assets
      DIVIDEND INCOME FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$3,210	$3,691
Realized net gain on investments	3,642	6,866
Unrealized appreciation	23,812	46,752

Net increase in net assets resulting from operations	30,664	57,309

Distributions to shareholders from (Note 1E): (1)
Net investment income:
Class A	(3,083)	(3,420)
Class B	(65)	(29)
Class C	(61)	(34)
Class Y	(116)	(165)
Realized gains on investment transactions:
Class A	(6,751)	(–)
Class B	(382)	(–)
Class C	(314)	(–)
Class Y	(203)	(–)

	(10,975)	(3,648)

Capital share transactions (Note 5)	84,906	98,056

Total increase	104,595	151,717
NET ASSETS
Beginning of period	416,676	264,959

End of period	$521,271	$416,676

Undistributed net investment income	$157	$272

(1)See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the period from 7-1-03(1) to
	12-31-06		2006	2005			6-30-04

Net asset value, beginning of period	$14.76		$12.51		$11.26		$10.00

Income from investment operations:
Net investment income	0.11		0.16		0.13		0.07
Net realized and unrealized gain on investments	0.87		2.25		1.28		1.25

Total from investment operations	0.98		2.41		1.41		1.32

Less distributions from:
Net investment income	(0.11)		(0.16)		(0.13)		(0.06)
Capital gains	(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.35)		(0.16)		(0.16)		(0.06)

Net asset value, end of period	$15.39		$14.76		$12.51		$11.26

Total return (2)	6.65%		19.31%		12.59%		13.18%
Net assets, end of period (in millions)	$460		$365		$228		$132
Ratio of expenses to average net assets including expense waiver	1.26	%(3)	1.27%		1.32%		1.40%
Ratio of net investment income to average net assets including expense waiver	1.47	%(3)	1.17%		1.20%		0.84%
Ratio of expenses to average net assets excluding expense waiver	1.26	%(3)(4)	1.27	%(4)	1.32	%(4)	1.41%
Ratio of net investment income to average net assets excluding expense waiver	1.47	%(3)(4)	1.17	%(4)	1.20	%(4)	0.83%
Portfolio turnover rate	10%		15%		28%		27%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the period from 7-1-03(1) to
	12-31-06		2006	2005			6-30-04

Net asset value, beginning of period	$14.71		$12.46		$11.22		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.03		0.03		(0.00)
Net realized and unrealized gain on investments	0.87		2.24		1.27		1.22

Total from investment operations	0.91		2.27		1.30		1.22

Less distributions from:
Net investment income	(0.04)		(0.02)		(0.03)		(0.00)
Capital gains	(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.28)		(0.02)		(0.06)		(0.00)

Net asset value, end of period	$15.34		$14.71		$12.46		$11.22

Total return	6.17%		18.24%		11.57%		12.20%
Net assets, end of period (in millions)	$27		$22		$16		$10
Ratio of expenses to average net assets including expense waiver	2.19	%(2)	2.20%		2.26%		2.30%
Ratio of net investment income (loss) to average net assets including expense waiver	0.53	%(2)	0.22%		0.26%		-0.06%
Ratio of expenses to average net assets excluding expense waiver	2.19	%(2)(3)	2.20	%(3)	2.26	%(3)	2.31%
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.53	%(2)(3)	0.22	%(3)	0.26	%(3)	-0.07%
Portfolio turnover rate	10%		15%		28%		27%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the period from 7-1-03(1) to
	12-31-06		2006	2005			6-30-04

Net asset value, beginning of period	$14.71		$12.47		$11.23		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.04		0.04		(0.00)
Net realized and unrealized gain on investments	0.87		2.23		1.26		1.23

Total from investment operations	0.92		2.27		1.30		1.23

Less distributions from:
Net investment income	(0.05)		(0.03)		(0.03)		(0.00)
Capital gains	(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.29)		(0.03)		(0.06)		(0.00)

Net asset value, end of period	$15.34		$14.71		$12.47		$11.23

Total return	6.21%		18.22%		11.59%		12.30%
Net assets, end of period (in millions)	$21		$18		$11		$8
Ratio of expenses to average net assets including expense waiver	2.13	%(2)	2.14%		2.19%		2.24%
Ratio of net investment income (loss) to average net assets including expense waiver	0.59	%(2)	0.29%		0.32%		-0.00%
Ratio of expenses to average net assets excluding expense waiver	2.13	%(2)(3)	2.14	%(3)	2.19	%(3)	2.25%
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.59	%(2)(3)	0.29	%(3)	0.32	%(3)	-0.01%
Portfolio turnover rate	10%		15%		28%		27%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the period from 7-1-03(1) to
	12-31-06		2006	2005			6-30-04

Net asset value, beginning of period	$14.76		$12.51		$11.26		$10.00

Income from investment operations:
Net investment income	0.14		0.20		0.18		0.07
Net realized and unrealized gain on investments	0.88		2.25		1.28		1.28

Total from investment operations	1.02		2.45		1.46		1.35

Less distributions from:
Net investment income	(0.14)		(0.20)		(0.18)		(0.09)
Capital gains	(0.24)		(0.00)		(0.03)		(0.00)

Total distributions	(0.38)		(0.20)		(0.21)		(0.09)

Net asset value, end of period	$15.40		$14.76		$12.51		$11.26

Total return	6.89%		19.71%		13.01%		13.58%
Net assets, end of period (in millions)	$13		$12		$10		$8
Ratio of expenses to average net assets including expense waiver	0.93	%(2)	0.94%		0.96%		1.01%
Ratio of net investment income to average net assets including expense waiver	1.78	%(2)	1.49%		1.56%		1.03%
Ratio of expenses to average net assets excluding expense waiver	0.93	%(2)(3)	0.94	%(3)	0.96	%(3)	1.02%
Ratio of net investment income to average net assets excluding expense waiver	1.78	%(2)(3)	1.49	%(3)	1.56	%(3)	1.02%
Portfolio turnover rate	10%		15%		28%		27%

(1)Commencement of operations of the class.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF ENERGY FUND

Portfolio Highlights

On December 31, 2006, Waddell & Reed Advisors Energy Fund had net assets totaling $122,338,331 invested in a diversified portfolio of:

75.71%	Domestic Common Stocks
19.05%	Foreign Common Stocks
5.24%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2006, your Fund was invested by industry and geographic region, respectively, as follows:

Energy Stocks	$67.72
Utilities Stocks	$9.40
Capital Goods Stocks	$7.14
Cash and Cash Equivalents	$5.24
Multi-Industry Stocks	$4.07
Business Equipment and Services Stocks	$2.62
Raw Materials Stocks	$2.56
Technology Stocks	$1.25

United States	$75.71
Canada	$6.09
Cash and Cash Equivalents	$5.24
Bahamas/Caribbean	$4.75
Europe (1)	$4.71
Pacific Basin (2)	$2.96
Brazil	$0.54

(1)Includes $1.57 France, $0.80 Norway and $2.34 United Kingdom.
 (2)Includes $2.43 China and $0.53 Hong Kong.

The Investments of Energy Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.62%
Bucyrus International, Inc., Class A	27,050	$1,399,296
Headwaters Incorporated*	30,450	729,582
Jacobs Engineering Group Inc.*	13,150	1,072,251
		3,201,129
Capital Equipment - 5.10%
Cameron International Corporation*	56,050	2,973,452
Shaw Group Inc. (The)*	33,900	1,135,650
SunPower Corporation, Class A*	26,250	973,875
Suntech Power Holdings Co., Ltd., ADR*	33,950	1,154,640
		6,237,617
Chemicals - Specialty - 0.80%
VeraSun Energy Corporation*	49,300	973,675

Coal - 3.48%
Alpha Natural Resources, Inc.*	53,050	754,901
Foundation Coal Holdings, Inc.	28,250	897,220
Massey Energy Company	30,400	706,192
Peabody Energy Corporation	46,950	1,897,250
		4,255,563
Electrical Equipment - 0.30%
Hydrogenics Corporation*	284,750	363,056

Electronic Components - 0.45%
Evergreen Solar, Inc.*	72,350	547,328

Electronic Instruments - 0.80%
Energy Conversion Devices, Inc.*	28,700	974,652

Mining - 1.76%
Arch Coal, Inc.	31,000	930,930
Cameco Corporation	30,300	1,225,635
		2,156,565
Multiple Industry - 4.07%
Canadian Solar Inc.*	96,500	1,006,978
First Solar, Inc.*	47,200	1,403,492
General Electric Company	34,450	1,281,884
Technip SA, ADR	18,850	1,293,299
		4,985,653
Non-Residential Construction - 1.74%
Fluor Corporation	26,150	2,135,147

Petroleum - Canada - 0.97%
Suncor Energy Inc.	15,100	1,191,541

Petroleum - Domestic - 4.49%
ENSCO International Incorporated	37,850	1,894,771
Sunoco, Inc.	23,050	1,437,398
Valero Energy Corporation	29,150	1,491,314
XTO Energy Inc.	14,150	665,757
		5,489,240
Petroleum - International - 31.42%
Anadarko Petroleum Corporation	50,250	2,186,880
Apache Corporation	43,150	2,869,906
BP p.l.c., ADR	42,650	2,861,815
CNOOC Limited, ADR	6,850	648,216
ConocoPhillips	37,050	2,665,748
Devon Energy Corporation	38,700	2,595,996
EOG Resources, Inc.	38,300	2,391,835
Exxon Mobil Corporation	57,150	4,379,404
Hess Corporation	24,500	1,214,465
Marathon Oil Corporation	24,050	2,224,625
Newfield Exploration Company*	75,500	3,469,225
Noble Energy, Inc.	53,950	2,647,327
Occidental Petroleum Corporation	49,350	2,409,761
PetroChina Company Limited, ADR	5,750	809,485
Petroleo Brasileiro S.A. - Petrobras, ADR	6,400	659,136
Statoil ASA, ADR	37,000	973,840
TOTAL S.A., ADR	8,800	632,896
Talisman Energy Inc.	129,400	2,198,506
Ultra Petroleum Corp.*	12,500	596,875
		38,435,941
Petroleum - Services - 27.36%
BJ Services Company	72,400	2,122,768
Baker Hughes Incorporated	54,450	4,065,237
Complete Production Services, Inc.*	113,300	2,401,960
FMC Technologies, Inc.*	10,900	671,767
Grant Prideco, Inc.*	61,000	2,425,970
Halliburton Company	63,750	1,979,437
Nabors Industries Ltd.*	103,200	3,073,296
National Oilwell Varco, Inc.*	55,800	3,413,844
Schlumberger Limited	63,550	4,013,818
Smith International, Inc.	58,400	2,398,488
TODCO, Class A*	49,650	1,696,541
Transocean Inc.*	30,500	2,467,145
Weatherford International Ltd.*	65,650	2,743,514
		33,473,785
Utilities - Electric - 4.36%
Entergy Corporation	31,200	2,880,384
Exelon Corporation	39,750	2,460,127
		5,340,511
Utilities - Gas & Pipeline - 5.04%
Enbridge Inc.	71,800	2,469,920
Kinder Morgan, Inc.	24,400	2,580,300
Southwestern Energy Company*	31,900	1,118,095
		6,168,315

TOTAL COMMON STOCKS - 94.76%		$115,929,718

(Cost: $116,898,088)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 3.65%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.24%, 1-3-07	$4,468	4,466,699

Finance Companies - 1.22%
Prudential Funding LLC,
5.24%, 1-18-07	1,500	1,496,289

Publishing - 1.64%
E.W. Scripps Co.,
5.24%, 1- 4-07	2,000	1,999,127

Utilities - Telephone - 1.63%
BellSouth Corporation,
5.29%, 1- 4-07	2,000	1,999,118

TOTAL SHORT-TERM SECURITIES - 8.14%		$9,961,233

(Cost: $9,961,233)

TOTAL INVESTMENT SECURITIES - 102.90%		$125,890,951

(Cost: $126,859,321)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.90%)		(3,552,620)

NET ASSETS - 100.00%		$122,338,331

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ENERGY FUND
      December 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $126,859) (Notes 1 and 3)	$125,891
Cash	11
Receivables:
Fund shares sold	275
Dividends and interest	55
Investment securities sold	10
Prepaid and other assets	68

Total assets	126,310

LIABILITIES
Payable for investment securities purchased	3,611
Payable to Fund shareholders	245
Accrued shareholder servicing (Note 2)	58
Accrued service fee (Note 2)	24
Accrued management fee (Note 2)	9
Accrued accounting services fee (Note 2)	5
Accrued distribution fee (Note 2)	1
Other	19

Total liabilities	3,972

Total net assets	$122,338

NET ASSETS
$0.001 par value capital stock:
Capital stock	$12
Additional paid-in capital	123,360
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(269)
Accumulated undistributed net realized gain on investment transactions	203
Net unrealized depreciation in value of investments	(968)

Net assets applicable to outstanding units of capital	$122,338

Net asset value per share (net assets divided by shares outstanding):
Class A	$10.10
Class B	$10.01
Class C	$10.05
Class Y	$10.14
Capital shares outstanding:
Class A	10,934
Class B	503
Class C	576
Class Y	106
Capital shares authorized	330,000

See Notes to Financial Statements.

Statement of Operations
      ENERGY FUND
      For the Six Months Ended December 31, 2006
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$502
Dividends (net of foreign withholding taxes of $13)	328

Total income	830

Expenses (Note 2):
Investment management fee	505
Shareholder servicing:
Class A	236
Class B	16
Class C	13
Class Y	1
Service fee:
Class A	132
Class B	6
Class C	7
Registration fees	95
Distribution fee:
Class A	3
Class B	18
Class C	22
Accounting services fee	32
Audit fees	10
Custodian fees	3

Total expenses	1,099

Net investment loss	(269)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	207
Unrealized depreciation in value of investments during the period	(3,677)

Net loss on investments	(3,470)

Net decrease in net assets resulting from operations	$(3,739)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ENERGY FUND
      (In Thousands)

	For the six months ended December 31,	For the period from 3-1-06(1) through
	2006	6-30-06

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(269)	$(23)
Realized net gain (loss) on investments	207	(4)
Unrealized appreciation (depreciation)	(3,677)	2,709

Net increase (decrease) in net assets resulting from operations	(3,739)	2,682

Distributions to shareholders from (Note 1E): (2)
Net investment income:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)
Realized gains on investment transactions:
Class A	(–)	(–)
Class B	(–)	(–)
Class C	(–)	(–)
Class Y	(–)	(–)

	(–)	(–)

Capital share transactions (Note 5)	9,514	113,881

Total increase	5,775	116,563
NET ASSETS
Beginning of period	116,563	–

End of period	$122,338	$116,563

Undistributed net investment income (loss)	$(269)	$–

(1)Commencement of operations.
(2)See "Financial Highlights" on pages 29 - 32.

See Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 3-1-06(1) to
	12-31-06		6-30-06

Net asset value, beginning of period	$10.43		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.00
Net realized and unrealized gain (loss) on investments	(0.31)		0.43

Total from investment operations	(0.33)		0.43

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)

Net asset value, end of period	$10.10		$10.43

Total return (2)	-3.16%		4.30%
Net assets, end of period (in millions)	$110		$105
Ratio of expenses to average net assets	1.77	%(3)	1.86	%(3)
Ratio of net investment income (loss) to average net assets	-0.38	%(3)	0.00	%(3)
Portfolio turnover rate	7%		4%

(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 3-1-06(1) to
	12-31-06		6-30-06

Net asset value, beginning of period	$10.39		$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.32)		0.42

Total from investment operations	(0.38)		0.39

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)

Net asset value, end of period	$10.01		$10.39

Total return	-3.56%		3.90%
Net assets, end of period (in millions)	$5		$5
Ratio of expenses to average net assets	2.76	%(2)	2.78	%(2)
Ratio of net investment loss to average net assets	-1.36	%(2)	-0.92	%(2)
Portfolio turnover rate	7%		4%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 3-1-06(1) to
	12-31-06		6-30-06

Net asset value, beginning of period	$10.41		$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.30)		0.43

Total from investment operations	(0.36)		0.41

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)

Net asset value, end of period	$10.05		$10.41

Total return	-3.46%		4.10%
Net assets, end of period (in millions)	$6		$6
Ratio of expenses to average net assets	2.55	%(2)	2.58	%(2)
Ratio of net investment loss to average net assets	-1.15	%(2)	-0.73	%(2)
Portfolio turnover rate	7%		4%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ENERGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the period from 3-1-06(1) to
	12-31-06		6-30-06

Net asset value, beginning of period	$10.44		$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.00)		0.01
Net realized and unrealized gain (loss) on investments	(0.30)		0.43

Total from investment operations	(0.30)		0.44

Less distributions from:
Net investment income	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)

Total distributions	(0.00)		(0.00)

Net asset value, end of period	$10.14		$10.44

Total return	-2.87%		4.40%
Net assets, end of period (in millions)	$1		$1
Ratio of expenses to average net assets	1.27	%(2)	1.46	%(2)
Ratio of net investment income to average net assets	0.08	%(2)	0.29	%(2)
Portfolio turnover rate	7%		4%

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE FUND

Portfolio Highlights

On December 31, 2006, Waddell & Reed Advisors Value Fund had net assests totaling $579,221,880 invested in a diversified portfolio of:

93.25%	Domestic Common Stocks
3.58%	Cash and Cash Equivalents
3.17%	Foreign Common Stocks

As a shareholder of the Fund, for every $100 you had invested on December 31, 2006, your Fund owned:

Financial Services Stocks	$34.26
Energy Stocks	$12.66
Technology Stocks	$12.62
Utilities Stocks	$8.29
Health Care Stocks	$8.26
Miscellaneous Stocks	$4.83
Multi-Industry Stocks	$3.89
Cash and Cash Equivalents	$3.58
Retail Stocks	$3.14
Capital Goods Stocks	$3.07
Consumer Nondurables Stocks	$2.85
Raw Materials Stocks	$2.55

The Investments of Value Fund
December 31, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.76%
Lockheed Martin Corporation	66,900	$6,159,483
Raytheon Company	186,300	9,836,640
		15,996,123
Banks - 10.52%
Bank of America Corporation	510,370	27,248,654
Citigroup Inc.	294,900	16,425,930
National City Corporation	90,400	3,305,024
Wachovia Corporation	133,900	7,625,605
Wells Fargo & Company	178,000	6,329,680
		60,934,893
Beverages - 1.53%
Diageo plc, ADR	111,700	8,858,927

Business Equipment and Services - 0.98%
Waste Management, Inc.	154,600	5,684,642

Capital Equipment - 0.91%
Illinois Tool Works Inc.	114,200	5,274,898

Chemicals - Petroleum and Inorganic - 1.05%
E.I. du Pont de Nemours and Company	124,400	6,059,524

Chemicals - Specialty - 1.50%
Air Products and Chemicals, Inc.	57,400	4,034,072
Mosaic Company*	219,000	4,677,840
		8,711,912
Communications Equipment - 0.86%
Cisco Systems, Inc.*	100,100	2,732,230
Nokia Corporation, Series A, ADR	110,800	2,251,456
		4,983,686
Computers - Main and Mini - 5.58%
Hewlett-Packard Company (A)	612,800	25,241,232
Xerox Corporation*	417,200	7,071,540
		32,312,772
Computers - Peripherals - 0.96%
Adobe Systems Incorporated (A)*	135,300	5,558,800

Defense - 1.90%
Armor Holdings, Inc.*	74,900	4,108,265
General Dynamics Corporation	92,800	6,899,680
		11,007,945
Electronic Components - 0.56%
Motorola, Inc.	159,100	3,271,096

Finance Companies - 5.30%
Capital One Financial Corporation (A)	120,100	9,226,082
Fannie Mae	177,500	10,541,725
Freddie Mac	160,800	10,918,320
		30,686,127
Food and Related - 1.32%
General Mills, Inc.	132,500	7,632,000

Furniture and Furnishings - 0.75%
Masco Corporation	145,700	4,352,059

Health Care - Drugs - 3.61%
Endo Pharmaceuticals Holdings Inc.*	88,600	2,442,259
McKesson Corporation	171,500	8,695,050
Pfizer Inc.	376,300	9,746,170
		20,883,479
Health Care - General - 1.94%
Boston Scientific Corporation (A)*	305,900	5,255,362
Da Vita Inc.*	105,500	6,000,840
		11,256,202
Hospital Supply and Management - 2.71%
Aetna Inc.	166,100	7,172,198
Coventry Health Care, Inc. (A)*	170,800	8,548,540
		15,720,738
Insurance - Life - 3.75%
UnumProvident Corporation	1,045,300	21,721,334

Insurance - Property and Casualty - 5.62%
Assurant, Inc.	106,600	5,889,650
Everest Re Group, Ltd. (A)	74,000	7,260,140
MBIA Inc.	49,400	3,609,164
St. Paul Companies, Inc. (The)	293,783	15,773,209
		32,532,163
Metal Fabrication - 2.16%
Loews Corporation, Carolina Group	192,900	12,484,488

Motion Pictures - 0.33%
News Corporation Limited, Class A	88,600	1,903,128

Multiple Industry - 3.89%
Altria Group, Inc.	228,900	19,644,198
Genworth Financial, Inc.	83,800	2,866,798
		22,510,996
Petroleum - International - 12.66%
Anadarko Petroleum Corporation	128,300	5,583,616
ChevronTexaco Corporation	266,300	19,581,039
ConocoPhillips	101,100	7,274,145
Devon Energy Corporation	116,700	7,828,236
Exxon Mobil Corporation	431,300	33,050,519
		73,317,555
Railroad - 1.71%
Union Pacific Corporation	107,900	9,928,958

Real Estate Investment Trust - 1.06%
Duke Realty Corporation	150,700	6,163,630

Restaurants - 1.12%
McDonald's Corporation	146,575	6,497,670

Retail - General Merchandise - 1.86%
Dollar General Corporation (A)	316,200	5,078,172
Family Dollar Stores, Inc.	194,100	5,692,953
		10,771,125
Retail - Specialty Stores - 0.16%
Home Depot, Inc. (The)	23,300	935,728

Security and Commodity Brokers - 9.07%
Bear Stearns Companies Inc. (The)	45,200	7,357,656
CIT Group Inc.	128,500	7,166,445
J.P. Morgan Chase & Co.	523,556	25,287,755
Morgan Stanley	156,500	12,743,795
		52,555,651
Utilities - Electric - 3.73%
Energy East Corporation	239,100	5,929,680
Exelon Corporation	56,500	3,496,785
Mirant Corporation*	178,000	5,619,460
NRG Energy, Inc.*	116,800	6,541,968
		21,587,893
Utilities - Gas and Pipeline - 1.26%
FirstEnergy Corp.	121,400	7,309,494

Utilities - Telephone - 3.30%
AT&T Inc.	334,100	11,944,075
Verizon Communications Inc.	192,100	7,153,804
		19,097,879

TOTAL COMMON STOCKS - 96.42%		$558,503,515

(Cost: $443,312,112)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Construction Materials - 0.52%
Black & Decker Holdings Inc. and Black & Decker Luxembourg Finance S.C.A. (Black & Decker Corporation (The)),
5.38%, 1-17-07	$3,000	2,992,827

Electronic Components - 1.21%
United Technologies Corporation,
5.3%, 1-3-07	7,000	6,997,939

Multiple Industry - 0.92%
Honeywell International Inc.,
5.27%, 1-9-07	5,335	5,328,752

Security and Commodity Brokers - 0.86%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.31%, 1-2-07	5,000	4,999,262

Utilities - Telephone - 0.86%
Verizon Communications Inc.,
5.37%, 1- 4-07	5,000	4,997,763

Total Commercial Paper - 4.37%		25,316,543

Municipal Obligation - Taxable - 0.22%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
5.35%, 1-3-07	1,255	1,255,000

TOTAL SHORT-TERM SECURITIES - 4.59%		$26,571,543

(Cost: $26,571,543)

TOTAL INVESTMENT SECURITIES - 101.01%		$585,075,058

(Cost: $469,883,655)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.01%)		(5,853,178)

NET ASSETS - 100.00%		$579,221,880

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written options outstanding at December 31, 2006. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	1,353	January/47.5	$59,532	$5,412
Boston Scientific Corporation:	1,052	January/19	18,936	10,520
	1,052	February/19	30,508	26,144
	955	March/19	24,257	37,502
Hewlett-Packard Company	704	January/45	30,975	3,520

			$164,208	$83,098

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Capital One Financial Corporation	187	January/75	$31,228	$14,025
Coventry Health Care, Inc.	248	January/43.375	36,455	1,860
Dollar General Corporation	1,218	January/12.5	38,366	3,045
Everest Re Group, Ltd.	166	January/95	18,591	5,810

			$124,640	$24,740

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      VALUE FUND
      December 31, 2006
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $469,884) (Notes 1 and 3)	$585,075
Cash	1
Receivables:
Fund shares sold	824
Dividends and interest	445
Prepaid and other assets	35

Total assets	586,380

LIABILITIES
Payable for investment securities purchased	5,540
Payable to Fund shareholders	1,095
Accrued shareholder servicing (Note 2)	188
Outstanding written options - at value (premium received - $289) (Note 6)	108
Accrued service fee (Note 2)	99
Accrued management fee (Note 2)	33
Accrued accounting services fee (Note 2)	14
Accrued distribution fee (Note 2)	6
Other	75

Total liabilities	7,158

Total net assets	$579,222

NET ASSETS
$0.001 par value capital stock:
Capital stock	$43
Additional paid-in capital	460,264
Accumulated undistributed income:
Accumulated undistributed net investment income	492
Accumulated undistributed net realized gain on investment transactions	3,051
Net unrealized appreciation in value of investments	115,372

Net assets applicable to outstanding units of capital	$579,222

Net asset value per share (net assets divided by shares outstanding):
Class A	$13.53
Class B	$13.19
Class C	$13.28
Class Y	$13.53
Capital shares outstanding:
Class A	34,890
Class B	3,780
Class C	1,611
Class Y	2,650
Capital shares authorized	340,000

See Notes to Financial Statements.

Statement of Operations
      VALUE FUND
      For the Six Months Ended December 31, 2006
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1)	$5,956
Interest and amortization	353

Total income	6,309

Expenses (Note 2):
Investment management fee	1,937
Shareholder servicing:
Class A	689
Class B	115
Class C	46
Class Y	25
Service fee:
Class A	555
Class B	61
Class C	26
Distribution fee:
Class A	9
Class B	182
Class C	77
Accounting services fee	76
Audit fees	17
Custodian fees	5
Legal fees	5
Other	130

Total	3,955
Less waiver of investment management fee (Notes 2 and 7)	(14)

Total expenses	3,941

Net investment income	2,368

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	10,750
Realized net gain on written options	703

Realized net gain on investments	11,453

Unrealized appreciation in value of securities during the period	55,624
Unrealized appreciation in value of written options during the period	145

Unrealized appreciation in value of investments during the period	55,769

Net gain on investments	67,222

Net increase in net assets resulting from operations	$69,590

See Notes to Financial Statements.

Statement of Changes in Net Assets
      VALUE FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2006	2006

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,368	$3,992
Realized net gain on investments	11,453	44,873
Unrealized appreciation (depreciation)	55,769	(18,091)

Net increase in net assets resulting from operations	69,590	30,774

Distributions to shareholders from (Note 1E): (1)
Net investment income:
Class A	(3,103)	(5,324)
Class B	(–)	(78)
Class C	(–)	(51)
Class Y	(374)	(418)
Realized gains on investment transactions:
Class A	(29,434)	(25,007)
Class B	(3,218)	(2,786)
Class C	(1,375)	(1,323)
Class Y	(2,189)	(1,424)

	(39,693)	(36,411)

Capital share transactions (Note 5)	16,588	(70,609)

Total increase (decrease)	46,485	(76,246)
NET ASSETS
Beginning of period	532,737	608,983

End of period	$579,222	$532,737

Undistributed net investment income	$492	$1,601

(1)See "Financial Highlights" on pages 43 - 46.

See Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.80	$12.94	$11.77	$9.77	$9.89	$10.82

Income (loss) from investment operations:
Net investment income	0.07	0.11	0.14	0.06	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.66	0.58	1.12	1.99	(0.12)	(0.92)

Total from investment operations	1.73	0.69	1.26	2.05	(0.07)	(0.90)

Less distributions from:
Net investment income	(0.10)	(0.15)	(0.09)	(0.05)	(0.05)	(0.03)
Capital gains	(0.90)	(0.68)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(1.00)	(0.83)	(0.09)	(0.05)	(0.05)	(0.03)

Net asset value, end of period	$13.53	$12.80	$12.94	$11.77	$9.77	$9.89

Total return (1)	13.51%	5.40%	10.69%	21.04%	-0.73%	-8.30%
Net assets, end of period (in millions)	$472	$435	$501	$402	$274	$286
Ratio of expenses to average net assets including expense waiver	1.33	%(2)	1.34%	1.34%	1.40%	1.45%	1.39%
Ratio of net investment income to average net assets including expense waiver	0.95	%(2)	0.78%	1.18%	0.60%	0.58%	0.53%
Ratio of expenses to average net assets excluding expense waiver	1.34	%(2)	1.34	%(3)	1.34	%(3)	1.40	%(3)	1.45	%(3)	1.39	%(3)
Ratio of net investment income to average net assets excluding expense waiver	0.94	%(2)	0.78	%(3)	1.18	%(3)	0.60	%(3)	0.58	%(3)	0.53	%(3)
Portfolio turnover rate	24%	67%	46%	92%	118%	60%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006	2005		2004			2003	2002

Net asset value, beginning of period	$12.47		$12.62		$11.52		$9.60		$9.78		$10.77

Income (loss) from investment operations:
Net investment income (loss)	0.00		(0.03)		0.03		(0.03)		(0.04)		(0.04)
Net realized and unrealized gain (loss) on investments	1.62		0.58		1.07		1.95		(0.14)		(0.95)

Total from investment operations	1.62		0.55		1.10		1.92		(0.18)		(0.99)

Less distributions from:
Net investment income	(0.00)		(0.02)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.90)		(0.68)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.90)		(0.70)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$13.19		$12.47		$12.62		$11.52		$9.60		$9.78

Total return	13.01%		4.41%		9.55%		20.00%		-1.84%		-9.19%
Net assets, end of period (in millions)	$50		$47		$54		$49		$34		$33
Ratio of expenses to average net assets including expense waiver	2.26	%(1)	2.28%		2.29%		2.39%		2.49%		2.36%
Ratio of net investment income (loss) to average net assets including expense waiver	0.02	%(1)	-0.15%		0.23%		-0.39%		-0.46%		-0.45%
Ratio of expenses to average net assets excluding expense waiver	2.27	%(1)	2.28	%(2)	2.29	%(2)	2.39	%(2)	2.49	%(2)	2.36	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.01	%(1)	-0.15	%(2)	0.23	%(2)	-0.39	%(2)	-0.46	%(2)	-0.45	%(2)
Portfolio turnover rate	24%		67%		46%		92%		118%		60%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,
	12-31-06		2006	2005		2004			2003	2002

Net asset value, beginning of period	$12.55		$12.69		$11.57		$9.64		$9.80		$10.77

Income (loss) from investment operations:
Net investment income (loss)	0.00		(0.03)		0.04		(0.03)		(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	1.63		0.60		1.08		1.96		(0.13)		(0.94)

Total from investment operations	1.63		0.57		1.12		1.93		(0.16)		(0.97)

Less distributions from:
Net investment income	(0.00)		(0.03)		(0.00)		(0.00)		(0.00)		(0.00)
Capital gains	(0.90)		(0.68)		(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.90)		(0.71)		(0.00)		(0.00)		(0.00)		(0.00)

Net asset value, end of period	$13.28		$12.55		$12.69		$11.57		$9.64		$9.80

Total return	13.01%		4.53%		9.68%		20.02%		-1.73%		-8.91%
Net assets, end of period (in millions)	$21		$20		$27		$22		$17		$19
Ratio of expenses to average net assets including expense waiver	2.23	%(1)	2.24%		2.22%		2.29%		2.34%		2.20%
Ratio of net investment income (loss) to average net assets including expense waiver	0.05	%(1)	-0.11%		0.31%		-0.29%		-0.31%		-0.29%
Ratio of expenses to average net assets excluding expense waiver	2.24	%(1)	2.24	%(2)	2.22	%(2)	2.29	%(2)	2.34	%(2)	2.20	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.04	%(1)	-0.11	%(2)	0.31	%(2)	-0.29	%(2)	-0.31	%(2)	-0.29	%(2)
Portfolio turnover rate	24%		67%		46%		92%		118%		60%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      VALUE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,
12-31-06	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.83	$12.97	$11.80	$9.79	$9.91	$10.84

Income (loss) from investment operations:
Net investment income	0.09	0.15	0.19	0.11	0.09	0.01
Net realized and unrealized gain (loss) on investments	1.66	0.59	1.12	2.01	(0.12)	(0.87)

Total from investment operations	1.75	0.74	1.31	2.12	(0.03)	(0.86)

Less distributions from:
Net investment income	(0.15)	(0.20)	(0.14)	(0.11)	(0.09)	(0.07)
Capital gains	(0.90)	(0.68)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(1.05)	(0.88)	(0.14)	(0.11)	(0.09)	(0.07)

Net asset value, end of period	$13.53	$12.83	$12.97	$11.80	$9.79	$9.91

Total return	13.78%	5.83%	11.16%	21.74%	-0.37%	-7.85%
Net assets, end of period (in millions)	$36	$31	$27	$21	$15	$9
Ratio of expenses to average net assets including expense waiver	0.92	%(1)	0.92%	0.92%	0.93%	0.94%	0.95%
Ratio of net investment income to average net assets including expense waiver	1.36	%(1)	1.19%	1.60%	1.06%	1.09%	0.97%
Ratio of expenses to average net assets excluding expense waiver	0.93	%(1)	0.92	%(2)	0.92	%(2)	0.93	%(2)	0.94	%(2)	0.95	%(2)
Ratio of net investment income to average net assets excluding expense waiver	1.35	%(1)	1.19	%(2)	1.60	%(2)	1.06	%(2)	1.09	%(2)	0.97	%(2)
Portfolio turnover rate	24%	67%	46%	92%	118%	60%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2006

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Select Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues three series of capital shares; each series represents ownership of a separate mutual fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Management's valuation committee makes fair value determinations for the Corporation, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

      C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

      D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

      E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      F. Recently issued accounting standards - In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, in a tax return before being measured and recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Corporation will adopt FIN 48 during 2007 and its potential impact on the Corporation's financial statements, if any, is currently being assessed by management. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Corporation will adopt SFAS No. 157 during 2008 and its potential impact, if any, on the Corporation's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by each Fund at the annual rates of:

Fund	Net Asset Breakpoints	Annual Rate

Dividend Income Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Energy Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Value Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 7), the fee is as follows:

Fund	Net Asset Breakpoints	Annual Rate

Dividend Income Fund	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

Energy Fund	Up to $1 Billion	0.85%
	Over $1 Billion up to $2 Billion	0.83%
	Over $2 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.76%

Value Fund	Up to $1 Billion	0.69%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%

During the six months ended December 31, 2006, the investment management fee waived for Value Fund was $14,246.

WRIMCO has voluntarily agreed to waive its management fee on any day if a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of each Fund. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Through August 31, 2006, for Class A, Class B and Class C shares, the Corporation paid WRSCO a per account charge for shareholder servicing for each shareholder account which was in existence at any time during the prior month. The monthly fee was as follows: Dividend Income Fund - $1.5792; Energy Fund and Value Fund - $1.5042 for each shareholder account which was in existence at any time during the prior month. Effective September 1, 2006, the Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares has been revised so that each Fund pays WRSCO a monthly per account charge for shareholder servicing for each shareholder account which is non-networked and which was in existence at any time during the prior month as shown above; however, WRSCO has agreed to reduce those fees if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries) WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by each Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. Each Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2006, W&R received the following amounts in gross sales commissions and CDSC.

	Gross Sales Commissions	CDSC
		Class A	Class B	Class C

Dividend Income Fund	$1,242,862	$1,860	$9,528	$1,807
Energy Fund	338,841	737	625	1,969
Value Fund	433,595	492	17,918	708

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the six-month period ended December 31, 2006, W&R paid the following amounts: Dividend Income Fund - $799,190, Energy Fund - $218,281 and Value Fund - $285,857.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/ or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

The Corporation paid Directors' fees of $18,732, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-month period ended December 31, 2006 are summarized as follows:

	Dividend Income Fund	Energy Fund	Value Fund

Purchases of investment securities, excluding short-term and U.S. government obligations	$131,738,479	$22,248,053	$126,527,707
Purchases of short-term securities	1,558,168,510	697,646,643	717,248,769
Purchases of U.S. government obligations	–	–	–
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	40,858,547	7,757,729	162,496,663
Proceeds from maturities and sales of short-term securities	1,574,161,539	698,386,000	697,049,938
Proceeds of U.S. government obligations	–	–	–

For Federal income tax purposes, cost of investments owned at December 31, 2006 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Dividend Income Fund	$416,157,615	$104,778,786	$1,291,516	$103,487,270
Energy Fund	126,859,321	6,513,859	7,482,229	(968,370)
Value Fund	471,221,990	119,733,977	5,880,909	113,853,068

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2006 and the related capital loss carryover and post-October activity were as follows:

	Dividend Income Fund	Energy Fund	Value Fund

Net ordinary income	$3,757,043	$–	$7,637,247
Distributed ordinary income	3,648,022	–	5,870,796
Undistributed ordinary income*	272,720	–	5,276,535

Realized long-term capital gains	6,665,095	–	41,108,756
Distributed long-term capital gains	–	–	30,540,234
Undistributed long-term capital gains*	6,665,095	–	24,325,413

Capital loss carryover	–	–	–

Post-October losses deferred	–	3,638	–
*This entire amount was distributed prior to December 31, 2006.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six-month period ended December 31, 2006 are summarized below. Amounts are in thousands.

	Dividend Income Fund	Energy Fund	Value Fund

Shares issued from sale of shares:
Class A	6,308	2,099	2,364
Class B	338	80	146
Class C	269	79	94
Class Y	68	85	153
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	627	–	2,362
Class B	28	–	243
Class C	24	–	101
Class Y	21	–	190
Shares redeemed:
Class A	(1,759)	(1,244)	(3,842)
Class B	(127)	(45)	(390)
Class C	(119)	(69)	(179)
Class Y	(38)	(48)	(60)

Increase in outstanding capital shares	5,640	937	1,182

Value issued from sale of shares:
Class A	$94,595	$20,949	$32,080
Class B	5,074	801	1,923
Class C	3,995	786	1,246
Class Y	1,018	856	2,076
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	9,642	–	31,886
Class B	440	–	3,197
Class C	369	–	1,344
Class Y	319	–	2,561
Value redeemed:
Class A	(26,294)	(12,258)	(51,450)
Class B	(1,910)	(449)	(5,108)
Class C	(1,775)	(691)	(2,349)
Class Y	(567)	(480)	(818)

Increase in outstanding capital	$84,906	$9,514	$16,588

Transactions in capital stock for the fiscal year ended June 30, 2006 are summarized below. Amounts are in thousands.

	Dividend Income Fund	Energy Fund	Value Fund

Shares issued from sale of shares:
Class A	9,573	10,425	4,935
Class B	413	487	306
Class C	510	577	233
Class Y	128	83	360
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	240	–	2,374
Class B	2	–	230
Class C	2	–	110
Class Y	12	–	145
Shares redeemed:
Class A	(3,314)	(346)	(12,041)
Class B	(182)	(20)	(1,056)
Class C	(228)	(10)	(881)
Class Y	(107)	(14)	(174)

Increase (decrease) in outstanding capital shares	7,049	11,182	(5,459)

Value issued from sale of shares:
Class A	$133,261	$106,129	$63,926
Class B	5,705	4,944	3,867
Class C	7,061	5,894	2,960
Class Y	1,791	861	4,655
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	3,363	–	29,934
Class B	29	–	2,845
Class C	33	–	1,366
Class Y	165	–	1,835
Value redeemed:
Class A	(46,229)	(3,501)	(155,300)
Class B	(2,518)	(200)	(13,285)
Class C	(3,129)	(104)	(11,152)
Class Y	(1,476)	(142)	(2,260)

Increase (decrease) in outstanding capital	$98,056	$113,881	$(70,609)

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For a Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Value Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2006	1,565	$63,983
Options written	16,062	707,448
Options terminated in closing purchase transactions	(1,259)	(100,160)
Options exercised	(3,293)	(170,874)
Options expired	(7,959)	(336,189)

Outstanding at December 31, 2006	5,116	$164,208

For Value Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at June 30, 2006	4,454	$374,026
Options written	8,947	547,446
Options terminated in closing purchase transactions	(691)	(60,806)
Options exercised	(1,637)	(122,003)
Options expired	(9,254)	(614,023)

Outstanding at December 31, 2006	1,819	$124,640

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Select Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Dividend Income Fund, Waddell & Reed Advisors Energy Fund and Waddell & Reed Advisors Value Fund (collectively the "Funds"), the mutual funds comprising Waddell & Reed Advisors Select Funds, Inc., as of December 31, 2006, and the related statements of operations for the six-month period then ended, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Waddell & Reed Advisors Select Funds, Inc. as of December 31, 2006, the results of their operations for the six-month period then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 15, 2007

Renewal of Investment Management Agreement for Waddell & Reed Advisors Select Funds, Inc.

At their meeting on August 28, 29 and 30, 2006, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Investment Management Agreement ("Management Agreement") between WRIMCO and the Corporation as to each Fund. The Disinterested Directors were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request ("Request Letter") for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Directors that included responses to the Request Letter and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to each Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, "W&R") to each Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Directors considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement as to each Fund.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered each Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. Each Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of each Fund and also considered each Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of each Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure, and average account size information. In addition, the Directors considered, for each Fund, the investment management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective and similar investment policies and strategies as the Fund ("Similar Funds"). The Directors also considered, for each Fund, the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective and similar investment policies and strategies as the Fund ("Other Accounts").

Additional Considerations with Respect to Each Fund Waddell & Reed Advisors Dividend Income Fund

The Directors considered that Waddell & Reed Advisors Dividend Income Fund's total return performance was higher than the peer group median and the Lipper index for the one-year period for which information was provided, since the Fund did not have a three-year performance record as of May 31, 2006.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee was lower than the peer group median and that the overall expense ratio was higher than the peer group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was lower than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its peer group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors Energy Fund

The Directors considered that Waddell & Reed Advisors Energy Fund had commenced operations earlier in 2006 and, thus, was not included in the Lipper data. The Directors considered the information that they had received from Waddell & Reed since the Fund's inception regarding the operations of the Fund.

The Directors noted that they considered the range and average of the management fees and expense ratios of a peer group of comparable funds when they approved the initial Management Agreement for the Fund. They considered that the Fund has breakpoints in its management fee schedule.

The Directors also considered that the Similar Funds had an advisory fee schedule that was the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Waddell & Reed Advisors Value Fund

The Directors considered that Waddell & Reed Advisors Value Fund's total return performance was higher than the peer group median and the Lipper index for the five-year period. The Directors also considered the information provided by WRIMCO, both in its response to the Request Letter and in the discussion at the meeting, explaining that the Fund's underweighting in energy stocks, its pure "value" style, and its investment in higher quality stocks had adversely affected its performance over the past twelve months, which in turn had resulted in its underperformance for the recent periods. The Directors also considered WRIMCO's discussion at the meeting regarding its evaluation of the portfolio management resources available for the Fund.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee was lower than the peer group median and that the overall expense ratio was higher than the peer group median on an unadjusted basis and that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was higher than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its peer group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund's management fee.

Profitability and Economies of Scale

The Directors also considered that each Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Directors also considered the management fee rate reductions to be effective October 1, 2006, for Waddell & Reed Advisors Value Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for the Fund on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to a Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to each Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that each Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; with respect to Waddell & Reed Advisors Dividend Income Fund and Waddell & Reed Advisors Energy Fund, the performance of the Fund was satisfactory; with respect to Waddell & Reed Advisors Value Fund, although the performance of the Fund was not satisfactory, that did not preclude continuance of the Management Agreement for the Fund; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1024SA (12-06)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: March 9, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: March 9, 2007